CAMCO INVESTORS FUND

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2005

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated May 2, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004.  To obtain the Prospectus or Annual Report, you may write the Fund, visit the Fund’s Web site at www.CAMCOFunds.com, or call 1-800-727-1007 toll-free in the USA.

TABLE OF CONTENTS

FUND HISTORY

1

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

1

Classification

1

Capital Stock

1

Investment Strategies and Risks

1

Additional Fund Policies

1

MANAGEMENT OF THE FUND

2

Board of Directors and Officers

2

Management Information

3

Compensation

4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

4

Control Persons

4

Principal Holders

4

Management Ownership

5

INVESTMENT ADVISORY SERVICES

5

Investment Adviser

5

Information Regarding the Advisory Agreement

6

Advisory Fees

7

DISCLOSURE OF PORTFOLIO HOLDINGS

7

Proxy Voting Procedures

8

OTHER SERVICE PROVIDERS

8

Transfer Agent

8

Independent Auditors

8

Custodian

9

BROKERAGE ALLOWANCES AND OTHER PRACTICES

9

Brokerage Commissions

9

Brokerage Selection

9

Purchase, Redemption, And Pricing Of Shares

9

Fund Reorganizations

10

Taxation Of The Fund

10

Purchases And Sales Through Broker Dealers

10

Code Of Ethics

10

FINANCIAL STATEMENTS

10

Independent Auditor’s Report

10

-#-

FUND HISTORY

THE CAMCO INVESTORS FUND (also referred to as the "Fund") was incorporated in Pennsylvania on January 1, 1998. The Fund's registered office is in Berryville, VA. Mail may be addressed to 30 East Main Street, Berryville, VA 22611.

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

Classification

The Fund is an open-end, no-load, non-diversified management investment company.

Capital Stock

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversions or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose and the holders of the remaining shares may not elect any person as a director.

Investment Strategies and Risks

All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

Additional Fund Policies

By-laws of the Fund provide the following investment Restrictions:  These may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

a)

Sell senior securities

b)

Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

c)

Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

d)

Invest over 25% of its assets at the time of purchase in any one industry.

e)

Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

f)

Make loans. Purchase of readily marketable issues of publicly distributed bonds, debentures or other debt securities will not be considered a loan.

g)

Sell securities short.

h)

Invest in securities of other investment companies except as permitted by the 1940 Act, as amended.

i)

Buy over 10% of securities of any class of another issuer, treating all preferred securities of an issuer as one class & all debt securities as one class, or acquire more than 10% of the voting securities of another issuer.

j)

Invest in companies for the purpose of acquiring control.

k)

The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

l)

Pledge, mortgage or hypothecate any of its assets.

m)

Invest in securities that may be subject to registration under the Securities Act of 1933 prior to sale to the public or that are not at the time of purchase readily salable.

n)

Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.

MANAGEMENT OF THE FUND

Board of Directors and Officers

Directors hold office for the term of one year and until their successors shall be duly elected and qualified.  Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Fund is the only series in the fund complex and therefore the only fund that the directors oversee.  The Board appoints officers to run the Fund & selects an investment adviser to provide investment advice (See Investment Adviser page 4 of the Prospectus). The Board plans to meet four times a year to review Fund progress and status. It also feels that no separate committees are required.

Management Information

Information about the current Officers & Directors of the Fund includes:

Officers and Interested Director

Name, Address & Age	Position Held	Year First Elected	Principal Occupation Past 5 Years	Other Directorships Held
Dennis M. Connor	President &	2002	Vice President	0
30 E. Main St	Director	Dec. 2002	Investment
Berryville, VA	Adviser		CAMCO
47			Berryville, VA

Mr. Paul Berghaus	Treasurer	2002	President	0
30 E. Main Street		Dec. 2002	CAMCO
Berryville, VA			Berryville, VA
63

Mr. Eric Weitz	Secretary	2002	Vice President	0
30 E. Main Street		Dec. 2002	CAMCO
Berryville, VA			Berryville, VA
45

Mr. Eric Henning	Asst. Secretary	2004	Vice President	0
30 E. Main Street		Dec. 2004	CAMCO
Berryville, VA			Berryville, VA
42

* Mr. Connor is an "Interested Person" director as defined in the Investment Company Act of 1940 because he is an officer of the Adviser.

Independent Directors

Name, Address, Age	Position Held	Year first Elected	Principal Occupation Past 5 Years	Other Directorships Held
Keith P. Newman	Director	2002	Realtor	0
9110 Glen Brook Rd		Dec. 2002	ReMax
Fairfax VA			Reston, VA
49

Malcolm R. Uffelman	Director	2002	Vice Pres.	0
1808 Horseback Trail		Dec. 2002	Contact Inc.
Vienna VA			Winchester VA
68

Charles J. Bailey	Director	2002	Regional Mgr.	0
11620 Gambrill Rd		Dec. 2002	Tollgate Inc.
Frederick MD			Frederick MD
60

Col. Richard Bruss	Director	2002	Retired	0
9507 Arnon Chapel Rd		Dec. 2002	USAF
Great Falls VA
73

Compensation

The Adviser pays each Fund Director who is not an “interested person” travel expenses of $99.00 for each meeting attended in person. Actual payments in 2004 were:

Director	Compensation
Charles Bailey	$198.00
Richard Bruss	$198.00
Keith Newman	$198.00
Malcolm Uffelman	$198.00

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

There are no companies or persons that control the Fund. The Board of Directors controls the Fund, which is run by officers chosen by the Board.

Principal Holders

The following shareholders owned 5% or more of the Fund's shares as of 12/31/04.

John Dejong, Reston, VA	12.82%
Charles McCalley, Kensington, MD	8.73%

Management Ownership

All officers and directors as a group own 2.6% of the outstanding shares of the Fund as of December 31, 2004. The dollar range of shares owned by the directors is given in the following table:

Name	Dollar Range
Malcom Uffelman	$50,0001 - $100,000
Dennis M. Connor	$1-$10,000
Keith P. Newman Charles J. Bailey Richard Bruss	$0 $0 $0

INVESTMENT ADVISORY SERVICES

Investment Adviser

Cornerstone Asset Management Incorporated ("CAMCO" or the "Adviser"), located at 30 E. Main St., Berryville, VA, acts as the investment adviser to the Fund. The shares of CAMCO are 65% owned by Cornerstone Investment Group, LTD (CIG) of the same address. The shares of CIG are 80% owned by Paul Berghaus.  Mr. Berghaus is both president of CAMCO and CIG. Messrs. Berghaus, Connor and Weitz are officers and directors of CIG and CAMCO.  All receive compensation from both firms.  Messrs. Berghaus, Connor and Weitz are registered representatives with Syndicated Capital, a California based broker/dealer, member NASD. The Fund places all trades through Syndicated Capital and the Fund receives a discount of $24.00 per-trade regardless of size.  The Adviser receives no compensation for Fund trades. Otherwise, Syndicated Capital is not affiliated with the Fund in any capacity.

Under the terms of the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the assets of the Fund.  The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Adviser pays the salaries and fees of all of its officers and employees that serve as officers and directors of the Fund.  The Advisor pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses, brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management fee of 1.98% of the average daily net assets of the Fund.

As of March 31, 2005,  Mr. Weitz owned 2,169.038 shares in the Fund.

Information Regarding The Advisory Agreement

The Funds Board of Directors met on December 15, 2004 for the purpose of extending the Advisory Agreement with the Adviser for one year.  Under the terms of the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the assets of the Fund and pays the salaries and fees of all of its officers and employees that serve as officers and directors of the Fund.  The Adviser renders investment advisory services to the Fund, subject to the investment objectives and strategies stated in the Prospectus.   In addition, the Adviser pays all the operation expenses of the Fund, including but not in limitation of the foregoing, shareholder services, accounting and record-keeping services, custodial services for Fund assets, legal and registrations fees.  The Fund bears the cost of taxes, brokerage commissions and any extraordinary expenses.  The Adviser makes payments to banks and other financial institutions for services rendered to the Fund in which the Adviser has negotiated service contracts with on behalf of the Fund.  In exchange for these services, the Adviser receives an annual management fee from the Fund of 1.98% of the average daily net assets of the Fund.  The Adviser agrees to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund at 1.98%.

In considering the renewal of the contract, The Directors consider several factors: (1) management's substantial investment experience as a private portfolio manager; (2) the Adviser's value approach to investing; (3) years of practicing social responsible screening of securities; (4) comparative data with respect to fees and expenses of other funds with similar investment objectives and social responsible screening; (5) the Adviser's reputation for high ethical business standards; (6) and the Director's  realization that the Fund out performed most unmanaged indexes of common stock prices in 2004, but took into consideration the fact that the Fund assets remained in cash and closed to new investors until August 2, 2004 while the Adviser, at the direction of the Board, sought to hire professionals to better serve shareholders.

Due to the small size of the Fund the independent Directors decided in favor of maintaining the fee and continuing essentially all the funds operating expenses the responsibility of the Adviser.  The Directors believe shareholders would benefit from the fee by allowing for the hiring of a professional transfer agent and custodian.  The Fund was acting as its own transfer agent and custodian prior to the current Board of Directors.

The Board of Directors found the fees to be higher than the average for all funds, but in comparing the fund expenses of other socially responsible small funds, the Directors found the fee to be below the average.

 It is not anticipated that the Adviser would profit from the services provided to the Fund until such time as the Funds assets are substantially larger.  The Directors and the Adviser agreed that should the assets grow and the Adviser benefits from economies of scale, the fee collected by the Adviser would come under review and subject to a reduction that would benefit shareholders.

Advisory Fees:

Current Adviser

YEAR

FEE

AMOUNT WAIVED

`

NET ADVISER FEE

2004

$30,580.56

0

$30,580.56

2003

$0.00

0

$0.00

Former Adviser (Valley Forge Management Company)

2002

$13,636

0

$13,636

2001

$32,643

0

$32,643

The Portfolio Managers

Rick Weitz, Paul F. Berghaus and Dennis M. Connor (the “Portfolio Managers”) are the portfolio managers responsible for the management of the Fund.  As of December 31, 2004, the portfolio managers were responsible for the management of the following types of accounts in addition to the Fund:

Rick Weitz	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	79	$13,984,466	N/A	N/A

Paul F. Berghaus	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	65	$8,534,041	N/A	N/A

Dennis M. Connor	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	15	$2,396,023	N/A	N/A

Each of the Portfolio Managers is also responsible for offering advice to other investment accounts in addition to the Fund.  With the exception of the Fund, all of the Adviser’s accounts operate as non-discretionary portfolios, meaning that the final decision to buy or sell a security belongs solely with the client.  As a result, individual portfolios may vary as to security holdings and timing of sales or purchases and to individual investment objectives.   However, the Adviser recognizes that managing other portfolios in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures and various trading practices.  The Adviser has implemented specific policies and procedures, some of which are described below, to address any potential conflicts.

The Fund pays the Adviser a fee based on a fixed percentage for providing investment advisory services.  In addition, the Adviser has many individual clients whose investment advisory agreements with the Adviser provide compensation based on a negotiated fixed percentage that maybe higher or lower than that which the Fund pays.  The Adviser has no performance based fee arrangements.  The Adviser compensates all Portfolio Managers with a fixed salary.  There is no direct incentive compensation related to the management of any portfolio.  This helps to ensure that all portfolios are fairly and equitably managed.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Fund’s order will get first preference.  The Adviser believes that this is a reasonable policy because, as the Adviser’s only discretionary account, the Fund’s trades can be executed immediately while trades for other accounts can not. The Adviser uses the same broker to execute all client transactions, however, the Adviser does not regularly use combined or “blocked” trades to either buy or sell securities belonging to the Fund and/or individual clients.  Should the Adviser combine or “block” a trade in an effort to gain better execution, the Fund will be assigned the best execution price, all others will receive an average price of the remaining executions.

Another potential conflict of interest could include the portfolio manager’s knowledge of the size, timing and possible impact of certain portfolio trades, whereby the manager could use this information to the advantage of other accounts, including his own account.  The Adviser has established a general policy that the Fund portfolio will get first preference in all decisions made by the investment committee, whether to buy or sell a security.  Individual managers personal and family accounts require pre-clearance before all security transaction to insure that any possible conflicts of interest are addressed.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of December 31, 2004.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Rick Weitz	$10,001-$50,000
Paul F. Berghaus	$10,001-$50,000
Dennis M. Connor	$1-$10,000

DISCLOSURE OF PORTFOLIO HOLDINGS

The fund is required to include a schedule of portfolio holdings in it’s annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission( the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC of Form N-Q within 60 Days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the fund.  These third party servicing agents include the Transfer Agent, Fund Accounting Agent, and Custodian.  Additionally, the Fund releases portfolio holdings monthly to Morningstar, generally within 5 days of month end.    The Fund also may disclose portfolio holdings, as needed to auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Advise must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holding to the Board, which will review such arrangement to determine whether the arrangement is in the best interest of Fund shareholders.  Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Proxy Voting Procedures

The Fund’s Board of Directors has delegated its authority to vote Fund proxies to the Adviser.  In selecting securities for the Fund, the Adviser considers the merits of the companies management team, therefore the policy of the Adviser is to vote with management recommendations unless the issue being proposed is directly contrary to the socially responsibility guidelines of the Fund as described in the Prospects under Investment Objectives.  If such a proxy should be issued and approved by shareholders, the Adviser would remove the security from the Fund portfolio.

In the unlikely event that a conflict would arise between the Adviser and the Fund with respect to proxy voting, it would be resolved in the best interests of Fund shareholders, and the Adviser typically would disclose such conflict to the Board of Directors and obtain their consent before voting.

Fund shareholders may determine how the Fund voted on any issue by calling 1-800-727-1007 or checking the Securities & Exchange web site given on the back page of our Prospectus.   In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-800-727-1007 and will be sent within three business days of receipt of a request.

OTHER SERVICE PROVIDERS

Transfer Agent

Mutual Shareholder Services (MSS) provides accounting services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent.  The servicing agreement includes processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, maintenance of its records and preparation, filing of records, assistance in monitoring the total number of shares sold in each State for “Blue Sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws. CAMCO along with the transfer agent, provide fulfillment services to the Fund, including shareholder and prospective shareholder customer services.

The Adviser has entered into a contract with Mutual Shareholder Services whereby the Adviser compensates MSS for accounting services based on the net assets of the Fund while the administrative services are compensated based of the number of shareholders.  Due to the fact the Fund has assets less than $10 million, a discount for services was negotiated.

Independent Auditors

The firm of Sanville & Company, 1514 Old York Road, Abington, PA  19001, has been selected as Independent Auditors for the Fund for the year ending December 31, 2005. Sanville & Company performs an annual audit of the Fund's financial statements.

Custodian

U.S. Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, OH 45202 has been selected to act as Custodian of the Fund's investments.  The custodian maintains the portfolio securities and investments in safekeeping, collects income, disburses funds as instructed, and maintains records in connection with its duties.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Commissions

The Fund selects brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders placed at the most favorable price. The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing these materials and services. For the year ended December 31, 2004, all security purchases were placed through Syndicated Capital, the broker/dealer in which all the principals of the Adviser are registered representatives, including the President and Chairman of the Fund's Board of Directors.   The Fund paid a fixed charge of $24.00 per trade regardless of the size of the trade.  . For fiscal year 2004, the Fund paid a total of $3,702.84 for trading expenses.

The Adviser received no commissions or compensation for any of the trades.  The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid.

Brokerage Selection

The Adviser will place all orders for purchase and sale of its portfolio securities.  The Adviser is answerable to the Fund's President and Board of Directors. The Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price, commission or dealer spreads.  In accordance with rule 17E-1, if the Fund’s president is also a registered representative of a New York Stock Exchange or NASD member firm, he may place an order through his concern at as low as commission rate a possible but never to exceed rates that are higher than would be available through any other national Brokerage Firm.  Mr. Connor is currently the Fund’s president and an officer of the Adviser. Mr. Connor may make security purchases and sales for the Fund through Syndicated Capital, of which he is a registered representative. The Funds Directors will review quarterly each commission to determine if the rate is reasonable. The Adviser has no agreement with any broker or any other financial services company to exchange investment research for placing trades with that institution.  The Adviser has no plans to enter into such an arrangement.

Purchase, Redemption, And Pricing Of Shares

The fund always trades at net value. That means that the offering and redemption prices are always the same. Details about the pricing of the Fund are given in the Pricing of Shares section on page 5 of our Prospectus. Redemption in kind is discussed in the Redemption of Shares section on page 6 of our Prospectus.

Fund Reorganizations

The Fund was first offered to the public on January 30, 1998. The Fund's name, Principal Investment Objectives and Strategies and Investment Advisers were changed by shareholder vote on December 4, 2002. There have been no other Fund reorganization efforts to date of any kind.

Taxation Of The Fund

Taxation of the Fund is discussed in the section “Tax Consequences” of our Prospectus.

Purchases And Sales Through Broker Dealers

The Fund may be purchased through broker dealers and other intermediaries. The Fund may authorize one or more brokers to receive on its behalf purchase and redemption order.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption order on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee, received the order.  Customer orders will be priced at the Fund’s net asset value computed after an authorized broker receives them or the broker’s authorized designee.

Code Of Ethics

Pursuant to the requirements of proposed Rule 17j-1 (under the Investment Company Act of 1940) and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have each adopted a Code of Ethics.  Personnel subject to the Code are permitted to invest in securities, including securities that may be purchased by the Fund.  You may obtain a copy from the SEC.

FINANCIAL STATEMENTS

Independent Auditor's Report

The financial statements and independent auditor's report required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund's Annual report to Shareholders for the year ended December 31, 2004.  You can obtain the Report without charge by calling the Fund at 1-800-727-1007.